LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Severance-pay expenses	$ 818	$ 617	$ 640